Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–82.55%(b)(c)
Aerospace & Defense–2.88%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	92	$ 101,875
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	363	403,500
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.90%	12/06/2025		$ 3,199	3,166,801
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B(e)	–	10/03/2024	EUR	294	305,072
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		5,385	5,034,537
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		2,892	2,704,189
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,595	2,504,273
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%)(d)	7.00%	07/18/2021		93	92,928
Revolver Loan(d)(f)	0.00%	07/18/2021		836	836,351
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2021		971	941,498
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		4,370	4,248,310
PAE Holdings Corp.
Delayed Draw Term Loan(e)	–	10/04/2027		358	357,101
Term Loan(e)	–	10/13/2027		1,765	1,761,696
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,999	2,001,694
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		1,734	1,725,203
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		2,838	2,871,906
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		12,379	12,027,937
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		1,359	1,320,535
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		2,943	2,863,766
					45,269,172
Air Transport–2.62%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		47	34,920
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		2,276	2,237,346
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,488	10,199,269
Term Loan B-5(e)	–	12/01/2027		4,156	4,139,984
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		7,841	7,937,796
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,122	2,262,542
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		2,264	2,307,077
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		5,048	5,216,598
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		6,314	6,468,361
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/01/2024		102	98,604
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		154	145,420
					41,047,917
Automotive–4.05%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		568	558,473
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)(d)	5.89%	05/22/2025		3,916	3,896,795
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.46%	10/30/2026		1,226	1,200,329
Ford Motor Co., Delayed Draw Term Loan(d)(e)	–	12/31/2022		7,507	7,168,961
Garrett Borrowing LLC
DIP Term Loan (1 mo. PRIME + 4.50%)(d)	5.50%	03/31/2021		3,793	3,812,432
Term Loan A(e)	–	09/27/2023	EUR	1,873	2,159,243
Term Loan B (1 mo. EURIBOR + 3.75%)(g)	3.75%	09/27/2025	EUR	306	355,754
Term Loan B (3 mo. USD LIBOR + 2.50%)(g)	5.75%	09/27/2025		3,176	3,114,253
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		1,073	1,054,648
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan(d)(e)	–	10/28/2027		$ 1,875	$ 1,872,153
Term Loan(e)	–	10/28/2027		2,062	2,051,636
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		2,248	2,230,979
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.25%	10/26/2027		5,463	5,422,086
Mavis Tire Express Services Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	03/20/2025		606	591,430
Term Loan(e)	–	03/20/2025		1,960	1,946,496
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		935	932,631
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		3,366	3,339,424
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		710	706,539
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		2,790	2,739,235
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		8,083	7,807,554
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate (3 mo. USD LIBOR + 11.00%)(d)(h)	12.00%	10/02/2023		363	315,954
Term Loan (3 mo. USD LIBOR + 11.00%)(d)	12.00%	01/01/2024		1,986	1,449,953
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		814	811,049
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	115	137,869
Transtar Holding Co.
Delayed Draw Term Loan(d)	0.00%	04/11/2022		243	243,738
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(d)	5.50%	04/11/2022		2,289	2,254,642
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(d)(h)	7.75%	04/11/2022		873	877,321
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		495	492,666
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		172	167,537
Winter Park Intermediate, Inc.
Term Loan(e)	–	04/04/2025		2,237	2,208,083
Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		1,595	1,573,946
					63,493,809
Beverage & Tobacco–0.49%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			2,499	2,458,550
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.25%	12/13/2023			704	691,911
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			3,930	3,858,365
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			809	703,084
						7,711,910
Building & Development–2.20%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			2,442	2,501,333
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	09/30/2026			1,382	1,382,122
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2027			5,163	5,071,608
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			847	842,672
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		2,782	3,215,779
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		370	442,121
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			59	54,398
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			1,260	1,165,773
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2 C-1 (3 mo. EURBOR + 3.75%)	3.75%	09/30/2026	EUR		1,212	1,440,682
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR		1,058	1,248,652
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	11/15/2023			1,029	1,016,535
Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR		857	1,020,056
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023			4,708	4,707,742
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025			980	955,135
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			2,903	2,906,372
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			6,629	6,581,534
						34,552,514
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–8.49%
Adevinta ASA (France), Term Loan B (e)	–	10/22/2027		$ 1,399	$ 1,402,085
Alorica, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 6.75%)	10.00%	10/02/2020		168	167,809
Delayed Draw Term Loan(f)	0.00%	10/02/2020		372	372,486
PIK Term Loan B, 1.13% PIK Rate, 6.50% Cash Rate(h)	6.50%	06/30/2022		391	375,195
Term Loan B (1 mo. PRIME + 5.00%)	8.25%	10/02/2020		540	538,272
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/17/2026	EUR	518	612,729
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/15/2025		63	60,329
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026		752	686,040
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 4.00%)	5.00%	05/22/2024		2,540	2,514,748
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		3,894	3,885,021
Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	10/30/2026		4,221	4,177,931
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/09/2026		1,283	1,248,591
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(h)	9.50%	08/15/2023		1,096	197,191
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		818	572,649
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.39%	08/08/2026		234	216,826
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023		979	959,577
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		6,618	6,611,147
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028		2,020	2,050,715
Term Loan (1 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	497	591,557
Dun & Bradstreet Corp. (The), Incremental Term Loan(e)	–	02/06/2026		1,191	1,185,638
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	08/02/2024		787	776,831
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026		1,286	1,285,515
Genesys Telecom Holdings, U.S., Inc., Term Loan(e)	–	10/08/2027		4,227	4,218,991
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025		1,750	1,723,472
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(d)	9.15%	04/16/2026		1,148	1,125,374
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/13/2027		1,990	1,992,370
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	991	1,177,505
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (6 mo. GBP LIBOR + 4.75%)	4.81%	06/23/2024	GBP	1,681	1,969,109
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		735	712,758
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026		2,831	2,817,835
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	8.72%	03/05/2027		1,946	1,761,349
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.00%	11/21/2024		452	446,811
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.25%)	2.44%	09/15/2026		3,792	3,713,380
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		3,559	3,535,415
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		3,862	3,842,877
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		2	2,172
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		12,729	11,354,046
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		9,269	9,184,492
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/02/2025		1,067	1,063,031
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		5,023	4,872,207
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		10,442	10,401,755
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		127	122,251
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		2,423	2,404,692
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.94%	10/30/2026		817	811,671
Speedster Bidco GmbH (Germany), Second Lien Term Loan (1 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR	470	555,199
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		11,461	11,323,136
Sportradar Capital (Luxembourg), Term Loan(e)	–	10/27/2027	EUR	653	781,259
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		5,280	5,293,489
Tempo Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.75%	10/01/2026		2	1,666
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2022		133	132,197
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.90%	11/16/2026		522	515,240
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.98%	03/20/2027		$ 1,499	$ 1,484,332
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		5,737	5,665,662
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		2,416	2,382,457
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		1,485	1,468,076
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		283	280,213
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.50%	10/10/2024		329	312,432
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		1,829	1,747,346
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	05/17/2026		680	669,502
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.68%	08/08/2026	GBP	704	930,627
					133,285,278
Cable & Satellite Television–3.43%
Altice Financing S.A. (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026			1,850	1,789,352
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	01/03/2025			6,300	6,215,728
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%) (Acquired 03/31/2020-11/23/2020; Cost $37,559)(i)	1.90%	04/30/2025			38	37,743
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026			530	517,782
Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	07/17/2025			3,093	3,026,314
Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027			592	580,518
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024			1,454	1,448,580
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	1.86%	02/15/2024			441	439,868
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			3,189	3,161,349
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028			4,292	4,217,976
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.39%	04/30/2028			154	151,125
Term Loan B-1(e)	–	01/31/2029			4,434	4,398,509
Term Loan B-2(e)	–	01/31/2029			4,434	4,398,509
Virgin Media Bristol LLC (United Kingdom)
Term Loan(e)	–	01/15/2029			5,558	5,526,713
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			12,451	12,238,522
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028			5,863	5,750,371
						53,898,959
Chemicals & Plastics–3.52%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			1,720	1,716,118
Second Lien Term Loan(e)	–	11/24/2028			2,282	2,289,518
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026			7,406	7,429,066
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	06/01/2024			85	83,497
BASF Construction Chemicals (Germany)
Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR		457	547,340
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	07/30/2027	EUR		512	613,322
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/31/2025	EUR		750	894,117
Charter NEX US, Inc., First Lien Incremental Term Loan(e)	–	05/16/2024			893	892,506
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			3,252	3,027,008
First Lien PIK Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/06/2021	EUR		22	24,210
First Lien PIK Term Loan B-5, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/07/2021	EUR		298	332,495
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			459	427,779
First Lien PIK Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		3,531	3,935,313
First Lien Term Loan B-6(e)	–	09/07/2021	EUR		44	48,792
First Lien Term Loan B-7(e)	–	09/07/2021	EUR		107	119,457
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			718	717,958
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024			15	15,338
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		$ 93	$ 91,412
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		299	296,102
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		293	289,802
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		1,019	1,006,957
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	767	914,358
Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026		1,730	1,711,896
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	3.15%	03/28/2025		2,646	2,575,962
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.90%	03/30/2026		1,149	1,080,739
Kersia (France), Delayed Draw Term Loan B(e)	–	11/30/2027	EUR	88	105,514
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		448	377,912
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		1,021	954,942
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		1,852	1,850,695
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		8,119	8,017,243
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	3.75%	11/14/2025		1,117	1,080,398
Oxea Corp.
Term Loan B-1(e)	–	10/11/2024	EUR	1,460	1,706,410
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		1,946	1,873,147
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	408	457,174
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.02%	02/27/2026		1,126	1,013,255
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	11/19/2027		1,209	1,206,058
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		245	242,728
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		4,605	4,529,834
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.22%	09/23/2024		44	43,951
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.15%	07/01/2026		660	649,050
					55,189,373
Clothing & Textiles–0.72%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024			427	426,196
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.37%	05/01/2024			677	592,893
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.40%	05/17/2026			980	977,905
Mascot Bidco Oy (Finland)
Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,183	1,344,437
Term Loan B-2 (3 mo. EURIBOR + 6.25%)	6.25%	03/30/2026	EUR		619	727,311
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			7,224	7,088,045
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/25/2025			85	80,801
						11,237,588
Conglomerates–0.32%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	10/01/2026			1,308	1,298,185
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			2,480	2,364,498
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			841	801,362
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			580	506,844
						4,970,889
Containers & Glass Products–3.67%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.23%	11/07/2025			241	235,471
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.23%	11/07/2025			1,395	1,363,624
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.13%	10/01/2022			2,646	2,638,752
Term Loan X (3 mo. USD LIBOR + 2.00%)	2.13%	01/19/2024			670	665,515
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.13%	07/01/2026			13,644	13,429,109
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	3.48%	04/03/2024			555	530,329
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/22/2024		$ 1,623	$ 1,611,399
Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/14/2026		1,299	1,284,008
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	5.00%	03/21/2024		9,445	8,594,717
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.00%)	3.23%	06/29/2025		2,179	2,130,696
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		1,726	1,699,370
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024		393	390,441
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027		1,035	1,034,903
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		5,602	4,845,476
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	5,526	6,468,264
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,352	1,582,754
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	1,649	1,949,795
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022		127	125,786
Libbey Glass, Inc.
DIP Term Loan (1 mo. USD LIBOR + 11.00%)(d)	12.00%	11/30/2020		397	335,453
Term Loan (1 mo. USD LIBOR + 3.00%)	5.75%	04/09/2021		1,123	187,320
Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	11/12/2025		3,152	3,135,688
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		1,343	1,331,172
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	02/16/2026		1,329	1,310,169
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	4.75%	11/30/2023		231	229,466
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		569	559,898
					57,669,575
Cosmetics & Toiletries–1.16%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	09/26/2024			4,140	4,063,424
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.90%	09/26/2025			2,470	2,420,825
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	3.97%	08/11/2025			1,524	756,096
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			9,184	8,685,300
KDC/One (Canada), Term Loan(e)	–	12/22/2025	EUR		156	186,930
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.23%	06/30/2024			951	934,862
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)(d)	5.25%	06/05/2026	EUR		952	1,128,076
						18,175,513
Drugs–0.07%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.25%	05/17/2026			88	88,114
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			820	798,778
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027			207	204,430
						1,091,322
Ecological Services & Equipment–0.27%
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025			1,411	1,409,414
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025			534	522,660
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026			322	293,772
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	9.25%	10/29/2028			1,529	1,529,386
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	02/06/2026			498	453,067
						4,208,299
Electronics & Electrical–10.42%
Applied Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	09/19/2024			21	20,929
AQA Acquisition Holding, Inc., Term Loan B(e)	–	12/01/2027			1,430	1,424,415
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	10/22/2028			313	316,090
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025			1,183	1,168,611
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			1,651	1,624,875
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.81%	10/14/2024	GBP		2,136	2,774,165
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			2,593	2,555,359
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Cornerstone OnDemand, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	04/22/2027		$ 1,727	$ 1,728,387
Dedalus Finance GmbH (Germany)
Term Loan B(e)	–	07/16/2027	EUR	1,076	1,289,874
Term Loan B(e)	–	07/16/2027	EUR	735	880,550
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/15/2027		7,248	7,192,157
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	10/07/2028		995	1,002,933
Devoteam (Castillon SAS - Bidco) (France), Term Loan B(e)	–	10/09/2027	EUR	612	729,383
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.97%	11/06/2023		2,804	2,696,661
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	2,452	2,803,955
E2open LLC, Term Loan(e)	–	10/29/2027		3,258	3,237,934
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.44%	12/17/2025		257	257,620
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026		2,747	2,692,393
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR	2,794	3,235,167
Exact Holding N.V., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	09/17/2027		548	543,984
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		1,449	1,408,375
Go Daddy Operating Co. LLC
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/12/2027		7,256	7,242,025
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	02/15/2024		3,346	3,301,948
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		1,187	1,183,963
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		585	590,167
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.00%)	4.50%	07/29/2024		1,676	1,642,512
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		1,845	1,778,209
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		1,637	1,626,432
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		853	844,579
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		8,795	8,705,782
Marcel Bidco LLC, Term Loan B(e)	–	03/16/2026		1,153	1,148,461
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		5,249	5,232,472
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		2,932	2,909,488
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%) (Acquired 05/24/2018-05/10/2019; Cost $2,258,462)(i)	2.15%	05/29/2025		2,259	2,254,047
Mirion Technologies, Inc., Term Loan(e)	–	03/06/2026		1,291	1,285,855
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	07/05/2023		751	749,143
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		3,947	3,498,166
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026		4,732	4,678,665
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		4,552	4,355,297
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		1,703	1,646,615
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,267	3,861,764
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	2.15%	09/19/2026		2,845	2,829,788
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025		72	71,633
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		1,215	1,011,833
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		5,638	4,980,008
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		3,597	3,300,330
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		2,571	2,549,298
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		847	838,773
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		10,959	10,636,700
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	05/30/2025		45	44,050
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.15%	05/29/2026		773	757,929
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		6,925	6,285,610
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.39%	08/01/2025		8	7,899
SkillSoft Corp., Term Loan(e)	–	04/27/2025		1,811	1,798,778
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	05/16/2025		$ 537	$ 524,342
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		491	481,137
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		4,149	4,089,785
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		3,142	3,097,476
Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		4,452	4,398,325
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		774	771,748
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.90%	06/30/2026		1,666	1,635,572
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	09/28/2024		1,843	1,824,713
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		6,604	6,575,475
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		198	202,293
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		805	807,809
Veritas US, Inc., Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	604	724,011
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		2,926	2,903,963
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		2,210	2,211,512
					163,480,197
Equipment Leasing–0.13%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			2,071	2,041,889
Financial Intermediaries–0.49%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	07/19/2025			222	218,688
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR		1,154	1,378,270
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			292	304,098
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			1,356	1,354,787
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	02/11/2027			1,697	1,697,283
Saphilux S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		695	820,536
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		1,208	1,426,589
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			487	482,905
						7,683,156
Food Products–1.36%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	12/18/2026			764	764,403
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		685	808,827
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	01/04/2022			6,189	6,108,715
Froneri International PLC (United Kingdom)
Second Lien Term Loan (1 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR		127	149,808
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028			1,365	1,366,411
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			501	500,581
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			3,823	3,755,735
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025			148	146,921
Manna Pro Products LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.50%)(d)	6.50%	12/08/2023			651	644,531
Delayed Draw Term Loan(d)(f)	0.00%	12/08/2023			161	159,458
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.00%	12/08/2023			2,713	2,685,401
Shearer’s Foods LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			3,894	3,890,247
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			422	419,545
						21,400,583
Food Service–2.43%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.90%	03/11/2025			418	406,399
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			1,321	1,285,651
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			1,243	1,134,228
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025		$ 113	$ 110,874
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025		1,239	1,219,383
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,977	2,315,066
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	02/07/2025	GBP	1,101	1,433,826
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	07/20/2025		2,556	2,488,778
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		2,803	2,784,780
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026		17,983	17,527,488
NPC International, Inc., Second Lien Term Loan(g)(j)	0.00%	04/18/2025		668	50,808
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.89%	04/03/2025		24	23,411
Restaurant Technologies, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	10/01/2025		93	90,520
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	08/15/2026		857	827,672
Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023		5,324	5,166,395
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		1,341	1,346,329
					38,211,608
Health Care–2.97%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.65%	02/16/2023			4,388	4,361,676
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		1,159	1,381,999
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/25/2026	EUR		851	1,018,023
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-4 (1 mo. EURIBOR + 3.50%)	3.50%	07/14/2025	EUR		473	562,116
Curium Bidco S.a.r.l. (Luxembourg), Term Loan(e)	–	10/28/2027			2,069	2,059,976
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			100	97,788
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.50%	06/08/2026			2,075	2,064,825
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	02/04/2027			311	306,237
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			383	382,861
EyeCare Partners, LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	02/05/2027			3	3,162
Delayed Draw Term Loan(f)	0.00%	02/05/2027			35	33,728
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	02/05/2027			164	157,311
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026			35	32,644
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		222	258,452
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			2,879	2,847,399
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	08/06/2026			3,357	3,348,414
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.90%	01/17/2025			419	414,798
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024			155	153,901
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	06/11/2025			53	52,138
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		2,795	3,137,017
Milano Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	08/13/2027			3,900	3,874,091
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B(e)	–	10/29/2027	EUR		612	730,487
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.55%	08/21/2026	GBP		486	636,335
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.39%	06/30/2025			567	556,311
Packaging Coordinators Midco, Inc., Term Loan(e)	–	09/25/2027			2,452	2,435,410
Precision Medicine Group LLC
Delayed Draw Term Loan(e)	–	10/30/2027			422	419,255
First Lien Term Loan(e)	–	10/30/2027			3,235	3,214,286
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR		2,577	2,366,105
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			3,691	3,659,024
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/23/2026			185	185,606
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024			32	30,935
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR		986	1,155,751
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(f)	0.00%	04/01/2021	EUR		1,850	2,174,187
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.65%	10/22/2026			911	899,935
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	10/20/2026		$ 1,665	$ 1,658,891
					46,671,074
Home Furnishings–1.33%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	08/04/2026			279	274,626
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	08/05/2024			739	726,747
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		2,209	1,881,184
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,460	1,469,601
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			5,499	4,995,199
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025			3,447	3,394,989
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024			4,263	4,166,795
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			1,001	956,484
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			2,955	2,948,192
						20,813,817
Industrial Equipment–2.60%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			2,763	2,760,546
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		1,073	1,262,576
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	10/01/2025			47	46,160
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			782	773,959
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024			85	85,368
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.90%	06/27/2026			1,253	1,218,180
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.74%	04/16/2026			928	909,796
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			195	191,209
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			170	169,737
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			1,177	1,159,686
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			353	352,955
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027			1,157	1,153,192
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027			3,094	3,043,579
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			5,697	5,604,878
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	2.23%	01/02/2027			1,022	1,011,357
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.00%	10/23/2024			2,239	2,203,945
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR		2,069	2,473,570
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			385	382,395
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025			1,268	944,803
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			136	139,387
Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	04/16/2025			61	59,310
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	02/28/2025			2,636	2,487,350
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			1,177	913,994
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			449	445,731
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	2.75%	01/31/2024			190	185,795
Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	01/31/2024			323	317,562
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027			10,515	10,503,539
						40,800,559
Insurance–0.58%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			477	475,937
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			373	372,383
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR		1,097	1,320,404
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.00%	07/23/2027			3,123	3,114,992
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025		$ 1,803	$ 1,765,360
USI, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.22%	11/30/2026		2,096	2,092,596
					9,141,672
Leisure Goods, Activities & Movies–3.01%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			8,677	8,478,382
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.23%	04/22/2026			687	524,647
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023			5,047	5,044,561
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR		410	488,967
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.50%	11/07/2023			134	131,538
Crown Finance US, Inc.
Term Loan(e)	–	02/28/2025	EUR		357	332,969
Term Loan (3 mo. USD LIBOR + 2.50%)	2.77%	02/28/2025			3,170	2,450,497
Term Loan (3 mo. USD LIBOR + 2.75%)	3.02%	09/20/2026			5,665	4,326,439
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023			1,897	1,869,060
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	3.36%	04/12/2024			2,958	2,879,961
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR		347	409,124
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025			728	615,425
HNVR Holdco Ltd. (United Kingdom)
Term Loan B(e)	–	09/12/2023	EUR		2,508	2,676,165
Term Loan C(e)	–	09/12/2025	EUR		3,228	3,433,431
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		515	520,309
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		319	322,702
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		1,357	1,345,498
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		816	809,088
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027			760	140,589
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	6.00%	09/25/2025			587	501,851
PIK Term Loan, 8.75% PIK Rate (3 mo. USD LIBOR + 7.50%)(d)(h)	8.75%	09/30/2025			749	355,734
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023			344	337,400
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026			485	466,619
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR		1,836	2,138,402
Merlin Entertainments PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		1,011	1,150,440
Parques Reunidos (Spain), Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/27/2026	EUR		1,704	2,014,141
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	02/22/2024			294	281,506
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			2,740	2,620,622
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/17/2026			446	423,023
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR		191	199,513
						47,288,603
Lodging & Casinos–3.35%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			2,663	2,643,184
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026			779	735,433
Aristocrat Technologies, Inc.
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			2,610	2,620,191
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.96%	10/19/2024			15	14,957
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		1,204	1,300,094
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		5,920	6,550,123
Ballys Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	05/10/2026			2,068	1,993,769
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025			1,306	1,296,663
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024			14,436	13,994,794
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			2,177	2,104,445
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	09/18/2026			158	155,382
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.15%	11/30/2023			206	201,097
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026	$ 2,244	$ 2,193,902
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	05/29/2026	2,275	2,234,530
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024	605	584,121
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024	56	53,942
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025	4,434	4,450,224
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027	6,198	6,032,677
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024	3,530	3,446,889
				52,606,417
Nonferrous Metals & Minerals–0.76%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025		1,795	1,786,100
Covia Holdings Corp., Term Loan(g)(j)	0.00%	06/01/2025		4,148	3,348,302
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022		3,666	3,492,983
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023		25	15,753
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		3,184	3,183,928
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025		166	145,265
					11,972,331
Oil & Gas–3.35%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024		1,039	933,092
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.73%	09/30/2024		4,372	4,331,243
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		4,519	3,693,588
California Resources Corp.
Jr. DIP Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.00%	01/23/2021		2,013	2,014,241
Term Loan (1 mo. USD LIBOR + 10.38%)	10.38%	12/31/2021		3,321	105,185
Term Loan (1 mo. USD LIBOR + 4.75%)	4.75%	12/31/2022		3,947	1,484,941
Centurion Pipeline Co. LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025		1,327	1,310,238
Term Loan B-1 (1 mo. USD LIBOR + 4.00%)(d)	4.15%	09/29/2025		1,248	1,236,916
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/06/2023		5,902	3,767,362
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		3,460	2,988,304
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	08/04/2021		141	141,050
DIP Delayed Draw Term Loan(d)(f)	0.00%	08/04/2021		1,272	1,269,453
First Lien Term Loan(j)	0.00%	04/11/2022		9,458	2,206,847
Second Lien Term Loan(j)	0.00%	04/11/2023		8,514	13,026
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		2,046	1,084,337
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		3,424	1,664,809
Lower Cadence Holdings LLC, Term Loan(e)	–	05/22/2026		287	275,159
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		1,909	1,781,261
McDermott International Ltd.
LOC(d)(f)	0.00%	06/30/2024		6,610	6,048,442
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(h)	3.00%	06/30/2025		1,431	975,794
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.15%	06/30/2024		279	230,180
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025		550	544,532
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	8.50%	07/31/2022		3,533	3,250,069
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(g)(j)	0.00%	07/16/2021		17	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 7.50%)	7.81%	03/19/2024		6,469	4,819,435
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.90%	03/11/2026		3,476	3,268,215
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	02/21/2021		1,010	1,025,088
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		18,344	1,951,649
Southcross Energy Partners L.P., Revolver Loan(d)(f)	0.00%	01/31/2025		157	146,532
					52,560,988
Publishing–1.91%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	04/11/2025		1,707	1,692,524
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		$ 724	$ 723,827
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		10,689	9,960,400
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	08/21/2026		9,614	9,073,527
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.50%)	1.63%	01/09/2027		2,217	2,157,312
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		6,304	6,325,900
					29,933,490
Radio & Television–1.51%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026			364	359,492
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024			1,279	1,263,956
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026			11,009	10,899,441
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	01/03/2024			7,494	7,339,387
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026			3,862	3,788,126
						23,650,402
Rail Industries–0.02%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.22%	12/30/2026			357	354,709
Retailers (except Food & Drug)–2.21%
BJ’s Wholesale Club, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.00%)	2.14%	02/03/2024			52	51,565
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.65%	12/18/2026			534	435,395
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			4,791	4,761,087
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			1,116	1,125,971
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027			1,647	1,637,682
Kirk Beauty One GmbH (Germany)
Term Loan B-1(e)	–	08/12/2022	EUR		1,215	1,300,057
Term Loan B-2(e)	–	08/12/2022	EUR		541	579,530
Term Loan B-3(e)	–	08/12/2022	EUR		1,738	1,860,159
Term Loan B-4(e)	–	08/12/2022	EUR		1,139	1,219,248
Term Loan B-5(e)	–	08/12/2022	EUR		256	273,487
Term Loan B-6(e)	–	08/12/2022	EUR		911	974,681
Term Loan B-7(e)	–	08/12/2022	EUR		800	855,827
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			9,372	8,873,871
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/11/2022			10,834	10,794,469
						34,743,029
Surface Transport–0.83%
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			1,077	1,051,003
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			3,622	3,535,570
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			974	927,562
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			3,397	3,370,547
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021			3,184	2,861,682
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.64%	02/24/2025			1,202	1,202,695
						12,949,059
Telecommunications–5.43%
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	09/15/2027			1,540	1,533,692
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027			7,411	7,259,157
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	09/26/2025			336	336,064
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			3,558	3,308,936
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			16	15,163
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027			4,197	4,206,063
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027			1,349	1,343,152
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021			3,192	3,202,165
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025		$ 1,809	$ 1,803,931
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024		1,428	1,417,152
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		4,353	4,352,085
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	07/13/2021		457	468,251
DIP Term Loan(f)	0.00%	07/13/2021		152	156,084
Term Loan B-3 (1 mo. PRIME + 3.75%)(g)	8.00%	11/27/2023		8,101	8,229,247
Term Loan B-5(g)	8.63%	01/02/2024		3,437	3,501,146
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		155	154,860
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027		6,608	6,465,958
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	08/15/2026		171	170,324
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025		6,042	5,290,645
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.89%	11/30/2026		3,095	1,643,770
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		1,076	1,075,723
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	872	1,026,567
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		138	137,346
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	04/11/2025		1,140	1,126,115
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		1,272	1,105,138
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		16,441	16,099,480
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.50%	05/02/2023		6,129	5,452,686
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		4,474	4,317,756
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027		31	30,130
					85,228,786
Utilities–3.97%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.23%	10/25/2025			34	31,356
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025			294	294,130
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			872	850,646
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025			661	655,386
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2025			7,438	7,346,056
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.25%)	2.40%	01/15/2024			6,685	6,661,403
Term Loan (2 mo. USD LIBOR + 2.25%)	2.40%	04/05/2026			14,464	14,339,653
Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	08/12/2026			2,371	2,340,834
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			3,893	3,890,151
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	12/17/2021			5,640	5,641,489
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.25%	12/19/2022			956	952,886
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			8,986	8,976,400
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	08/28/2025			282	282,169
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.23%	08/14/2026			1,857	1,730,508
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			4,295	4,254,925
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	07/24/2026			449	448,433
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025			1,614	1,581,186
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026			1,322	1,249,703
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026			141	133,631
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023			608	601,261
						62,262,206
Total Variable Rate Senior Loan Interests (Cost $1,351,605,774)						1,295,596,693
U.S. Dollar Denominated Bonds & Notes–9.91%
Aerospace & Defense–0.67%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025			574	610,593
TransDigm, Inc.(k)	8.00%	12/15/2025			4,327	4,731,574
TransDigm, Inc.(k)	6.25%	03/15/2026			4,836	5,132,229
						10,474,396
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Air Transport–0.97%
Delta Air Lines, Inc.(k)	7.00%	05/01/2025		$ 1,075	$ 1,229,090
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.50%	10/20/2025		3,603	3,806,674
Delta Air Lines, Inc./SkyMiles IP Ltd.(k)	4.75%	10/20/2028		4,978	5,366,248
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		2,880	2,701,008
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(k)	6.50%	06/20/2027		1,920	2,085,600
					15,188,620
Automotive–0.13%
Allison Transmission, Inc.(k)	5.88%	06/01/2029		1,581	1,764,973
Tenneco, Inc.(k)	7.88%	01/15/2029		318	351,390
					2,116,363
Building & Development–0.55%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028		1,479	1,536,962
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026		7,366	6,790,531
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025		332	355,141
					8,682,634
Business Equipment & Services–0.59%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028		1,372	1,405,443
Dun & Bradstreet Corp. (The)(k)	6.88%	08/15/2026		126	135,214
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		2,878	2,845,622
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		4,451	4,834,899
					9,221,178
Cable & Satellite Television–1.55%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		584	597,248
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		4,971	5,250,619
Altice France S.A. (France)(k)	5.50%	01/15/2028		994	1,037,736
Altice France S.A. (France)(k)	7.38%	05/01/2026		1,392	1,463,062
CSC Holdings LLC(k)	5.75%	01/15/2030		551	595,215
CSC Holdings LLC(k)	5.50%	05/15/2026		10,933	11,383,986
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		2,859	2,999,806
Virgin Media Secured Finance PLC (United Kingdom)(k)	5.50%	08/15/2026		1,027	1,076,301
					24,403,973
Containers & Glass Products–0.00%
Reynolds Group Issuer, Inc./LLC(k)	5.13%	07/15/2023		62	62,786
Electronics & Electrical–1.66%
CommScope, Inc.(k)	5.50%	03/01/2024		490	504,144
CommScope, Inc.(k)	6.00%	03/01/2026		6,816	7,199,843
Dell International LLC/EMC Corp.(k)	6.10%	07/15/2027		713	874,407
Dell International LLC/EMC Corp.(k)	6.20%	07/15/2030		2,361	3,003,100
Dell International LLC/EMC Corp.(k)	5.30%	10/01/2029		6,746	8,155,010
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025		3,146	3,458,634
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		1,457	1,488,981
Riverbed Technology, Inc.(k)	8.88%	03/01/2023		2,001	1,400,700
					26,084,819
Food Service–0.22%
1011778 BC ULC/New Red Finance, Inc. (Canada)(k)	5.75%	04/15/2025		840	898,153
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		2,476	2,566,374
					3,464,527
Health Care–0.06%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		873	900,281
Industrial Equipment–0.71%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026		9,234	8,472,195
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–(continued)
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028	$ 1,173	$ 1,258,776
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027	1,291	1,357,970
				11,088,941
Leisure Goods, Activities & Movies–0.11%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025		1,238	995,042
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		693	744,542
					1,739,584
Lodging & Casinos–0.68%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		5,778	6,169,431
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		1,390	1,426,800
ESH Hospitality, Inc.(k)	4.63%	10/01/2027		2,965	3,013,922
					10,610,153
Publishing–0.18%
Clear Channel Worldwide Holdings, Inc.(k)	5.13%	08/15/2027		2,723	2,753,634
Radio & Television–0.83%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026		12,429	9,655,779
iHeartCommunications, Inc.	6.38%	05/01/2026		1,329	1,409,276
iHeartCommunications, Inc.(k)	4.75%	01/15/2028		581	588,152
iHeartCommunications, Inc.(k)	5.25%	08/15/2027		1,321	1,356,258
					13,009,465
Telecommunications–0.89%
Avaya, Inc.(k)	6.13%	09/15/2028		3,264	3,451,680
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		498	504,150
CenturyLink, Inc.(k)	4.00%	02/15/2027		2,248	2,326,950
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		1,053	1,092,856
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		762	827,098
Frontier Communications Corp.(k)	5.88%	10/15/2027		1,093	1,151,066
Goodman Networks, Inc.	8.00%	05/11/2022		2,535	1,419,539
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026		223	232,477
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		2,919	2,948,803
					13,954,619
Utilities–0.11%
Calpine Corp.(k)	4.50%	02/15/2028		495	511,830
Calpine Corp.(k)	5.25%	06/01/2026		1,208	1,253,360
					1,765,190
Total U.S. Dollar Denominated Bonds & Notes (Cost $154,872,250)					155,521,163
			Shares
Common Stocks & Other Equity Interests–1.84%(l)
Aerospace & Defense–0.15%
IAP Worldwide Services, Inc.(d)(m)				134	2,331,373
Automotive–0.05%
Dayco Products LLC				3,261	19,566
Dayco Products LLC				3,266	19,596
ThermaSys Corp.(m)				1,949,645	438,670
Transtar Holding Co., Class A(m)				3,149,478	283,453
					761,285
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)(m)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(d)(m)				4	0
Masonite International Corp.(m)				10	1,000
					1,000
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Business Equipment & Services–0.15%
Atlas Acquisition Holdings Corp.	43,971	$ 302,301
Checkout Holding Corp.(m)	15,070	11,302
Crossmark Holdings, Inc.(d)(m)	11,489	2,104,322
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)(m)	519	0
		2,417,925
Cable & Satellite Television–0.21%
ION Media Networks, Inc.	4,471	3,353,250
Drugs–0.00%
Envigo RMS Holding Corp., Class B(d)(m)	9,085	62,505
Food Products–0.00%
QCE LLC(d)	17	0
Health Care–0.00%
New Millennium Holdco(d)(m)	259,087	0
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.(m)	7,347	126,736
Lodging & Casinos–0.30%
Bally’s Corp.	74,467	3,308,569
Caesars Entertainment, Inc.(m)	19,983	1,361,242
		4,669,811
Oil & Gas–0.17%
AF Global, Inc.(m)	1,049	10,490
Fieldwood Energy LLC(m)	53,244	0
Fieldwood Energy LLC(m)	14,375	0
HGIM Corp.(m)	6,310	2,366
HGIM Corp., Wts. expiring 07/02/2043(m)	28,193	10,572
McDermott International Ltd.(m)	629,763	699,037
NexTier Oilfield Solutions, Inc.(m)	77,159	216,045
Paragon Offshore Finance Co., Class A(m)	4,595	1,379
Paragon Offshore Finance Co., Class B(m)	2,298	16,086
Samson Investment Co., Class A(m)	261,209	848,929
Southcross Energy Partners L.P.(m)	91,325	12,786
Transocean Ltd.(m)	428,980	793,613
		2,611,303
Publishing–0.26%
Clear Channel Outdoor Holdings, Inc.(m)	722,969	1,091,683
F&W Publications, Inc.(d)(m)	288	0
Merrill Communications LLC, Class A(m)	133,776	2,943,072
		4,034,755
Radio & Television–0.20%
iHeartMedia, Inc., Class A(m)	46,393	554,628
iHeartMedia, Inc., Class B	29	221
iHeartMedia, Inc., Wts., expiring 05/01/2039	261,034	2,545,082
		3,099,931
Retailers (except Food & Drug)–0.03%
Claire’s Stores, Inc.	692	164,350
Fullbeauty Brands Holdings Corp.(m)	6,173	14,198
Payless, Inc., Class A(d)(m)	145,505	1,455
Toys ’R’ Us-Delaware, Inc.(m)	11	287
Toys ’R’ Us-Delaware, Inc.(m)	11	27,643
Vivarte S.A.S.(d)(m)	233,415	241,398
		449,331
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

			Shares		Value
Surface Transport–0.27%
Commercial Barge Line Co.(m)				14,574	$ 590,247
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)				57,006	1,368,144
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)				48,119	1,599,957
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)				15,321	620,500
Commercial Barge Line Co., Wts., expiring 04/30/2045(m)				48,119	20,384
Commercial Barge Line Co., Wts., expiring 08/18/2030(m)				57,006	18,111
U.S. Shipping Corp.(d)				6,189	62
U.S. Shipping Corp., CPR(d)				87,805	48,293
					4,265,698
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.(m)				32,797	183,663
Goodman Networks, Inc.(d)(m)				159,473	0
					183,663
Utilities–0.03%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(d)(m)				101	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(d)(m)				165	0
Vistra Operations Co. LLC(d)(m)				605,602	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				410,978	462,556
					462,556
Total Common Stocks & Other Equity Interests (Cost $72,055,439)					28,831,122
	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.78%
Automotive–0.15%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(n)	4.88%	04/15/2024	EUR	2,000	2,393,860
Building & Development–0.07%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(n)	5.13%	11/15/2022	EUR	291	295,052
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	780	783,934
					1,078,986
Cable & Satellite Television–0.14%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,890	2,158,631
Electronics & Electrical–0.02%
Centurion Bidco S.p.A. (Italy)(k)	5.88%	09/30/2026	EUR	248	302,357
Financial Intermediaries–0.70%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(k)(n)	5.00%	08/01/2024	EUR	500	494,511
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(k)(n)	6.38%	06/14/2024	EUR	597	727,674
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(n)	6.25%	05/01/2026	EUR	1,945	2,329,027
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	2,547	3,136,512
Newday Bondco PLC (Jersey)(k)	7.38%	02/01/2024	GBP	1,370	1,680,303
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(n)	6.54%	02/01/2023	GBP	2,115	2,598,978
					10,967,005
Home Furnishings–0.49%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	5,749	7,752,228
Leisure Goods, Activities & Movies–0.05%
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(k)(n)	4.13%	02/15/2023	EUR	683	757,760
Lodging & Casinos–0.16%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(n)	5.38%	07/15/2025	GBP	2,234	2,597,785
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $27,546,606)					28,008,612
			Shares
Preferred Stocks–0.29%
Automotive–0.02%
ThermaSys Corp., Series A				415,320	266,843
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Oil & Gas–0.03%
Southcross Energy Partners L.P., Series A, Pfd.	577,315	$ 337,729
Southcross Energy Partners L.P., Series B, Pfd.	166,481	237,235
		574,964
Surface Transport–0.24%
Commercial Barge Line Co., Series A, Pfd.	54,230	1,477,768
Commercial Barge Line Co., Series B, Pfd.	68,517	2,278,190
		3,755,958
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)	189,735	0
Total Preferred Stocks (Cost $5,296,525)		4,597,765

Money Market Funds–5.70%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(o)(p)	30,492,604	30,492,604
Invesco Liquid Assets Portfolio,Institutional Class, 0.07%(o)(p)	24,163,000	24,172,665
Invesco Treasury Portfolio,Institutional Class, 0.01%(o)(p)	34,848,690	34,848,690
Total Money Market Funds (Cost $89,515,240)		89,513,959
TOTAL INVESTMENTS IN SECURITIES–102.07% (Cost $1,700,891,834)		1,602,069,314
OTHER ASSETS LESS LIABILITIES–(2.07)%		(32,549,124)
NET ASSETS–100.00%		$1,569,520,190
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The aggregate value of these securities at period end was $2,291,790, which represented less than 1% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $5,618,983, which represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $177,999,952, which represented 11.34% of the Fund’s Net Assets.
(l)	Acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,858,849	$52,922,901	$(37,289,146)	$-	$-	$30,492,604	$992
Invesco Liquid Assets Portfolio, Institutional Class	13,009,175	37,802,072	(26,635,105)	(1,281)	(2,196)	24,172,665	4,312
Invesco Treasury Portfolio, Institutional Class	16,981,542	60,483,316	(42,616,168)	-	-	34,848,690	934
Total	$44,849,566	$151,208,289	$(106,540,419)	$(1,281)	$(2,196)	$89,513,959	$6,238

(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Bank of America N.A.	USD	5,382	SEK	46,453	$36
12/15/2020	Barclays Bank PLC	USD	9,192,991	GBP	6,940,854	61,843
12/15/2020	BNP Paribas S.A.	USD	1,166,854	CHF	1,066,375	7,173
12/15/2020	Canadian Imperial Bank of Commerce	USD	9,566,162	GBP	7,221,589	63,001
12/15/2020	Citibank N.A.	USD	50,657,120	EUR	42,850,961	477,472
12/15/2020	Morgan Stanley Capital Services LLC	CHF	1,066,376	USD	1,174,278	251
12/15/2020	Morgan Stanley Capital Services LLC	USD	50,673,832	EUR	42,850,961	460,761
12/15/2020	Morgan Stanley Capital Services LLC	USD	9,566,922	GBP	7,221,589	62,241
12/15/2020	State Street Bank & Trust Co.	USD	49,932,069	EUR	42,211,394	439,321
Subtotal—Appreciation						1,572,099
Currency Risk
01/15/2021	Bank of America N.A.	SEK	46,453	USD	5,385	(37)
12/15/2020	Barclays Bank PLC	EUR	42,637,699	USD	50,342,545	(537,560)
01/15/2021	Barclays Bank PLC	GBP	7,219,491	USD	9,565,193	(65,941)
12/15/2020	BNP Paribas S.A.	EUR	42,637,699	USD	50,351,064	(529,041)
01/15/2021	BNP Paribas S.A.	CHF	1,066,375	USD	1,168,139	(7,355)
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2020	Canadian Imperial Bank of Commerce	GBP	7,162,287	USD	9,368,699	$(181,391)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	7,225,909	USD	9,574,968	(64,727)
12/15/2020	Citibank N.A.	GBP	7,110,873	USD	9,301,177	(180,358)
01/15/2021	Citibank N.A.	EUR	42,679,221	USD	50,498,523	(482,500)
12/15/2020	J.P. Morgan Chase Bank, N.A.	SEK	46,453	USD	5,278	(139)
01/15/2021	Morgan Stanley Capital Services LLC	EUR	43,750,487	USD	51,782,846	(477,822)
01/15/2021	Morgan Stanley Capital Services LLC	GBP	7,225,909	USD	9,575,812	(63,884)
12/15/2020	Royal Bank of Canada	EUR	42,637,916	USD	50,244,222	(636,142)
01/15/2021	Royal Bank of Canada	EUR	1,735,604	USD	2,057,276	(15,932)
12/15/2020	State Street Bank & Trust Co.	GBP	7,110,873	USD	9,300,808	(180,727)
01/15/2021	State Street Bank & Trust Co.	EUR	42,042,217	USD	49,775,757	(444,356)
01/15/2021	UBS AG	GBP	227,048	USD	300,991	(1,902)
Subtotal—Depreciation						(3,869,814)
Total Forward Foreign Currency Contracts						$(2,297,715)

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the three months ended November 30, 2020, there were transfers from Level 3 to Level 2 of $46,026,024, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $14,575,175, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,207,237,218	$88,359,475	$1,295,596,693
U.S. Dollar Denominated Bonds & Notes	—	152,820,155	2,701,008	155,521,163
Common Stocks & Other Equity Interests	8,209,480	15,832,234	4,789,408	28,831,122
Non-U.S. Dollar Denominated Bonds & Notes	—	28,008,612	—	28,008,612
Preferred Stocks	—	4,597,765	0	4,597,765
Money Market Funds	89,513,959	—	—	89,513,959
Total Investments in Securities	97,723,439	1,408,495,984	95,849,891	1,602,069,314
Other Investments - Assets*
Investments Matured	—	—	118,904	118,904
Forward Foreign Currency Contracts	—	1,572,099	—	1,572,099
	—	1,572,099	118,904	1,691,003
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,869,814)	—	(3,869,814)
Total Other Investments	—	(2,297,715)	118,904	(2,178,811)
Total Investments	$97,723,439	$1,406,198,269	$95,968,795	$1,599,890,503

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2020:
Invesco Floating Rate ESG Fund

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value November 30, 2020
Variable Rate Senior Loan Interests	$109,168,083	$41,784,879	$(32,338,891)	$185,828	$(122,805)	$294,480	$12,470,853	$(43,082,952)	$88,359,475
U.S. Dollar Denominated Bonds & Notes	2,445,489	—	—	—	—	255,519	—	—	2,701,008
Common Stocks & Other Equity Interests	5,768,560	—	(129,762)	—	—	(10,640)	2,104,322	(2,943,072)	4,789,408
Preferred Stocks	0	—	—	—	—	—	—	—	0
Investments Matured	118,904	—	—	—	—	—	—	—	118,904
Total	$117,501,036	$41,784,879	$(32,468,653)	$185,828	$(122,805)	$539,359	$14,575,175	$(46,026,024)	$95,968,795
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Floating Rate ESG Fund